Restricted cash and cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2022
Restricted cash and cash and bank balances
Schedule of cash and cash equivalents

	2021	2022
	RMB’000	RMB’000
Restricted cash	—	1,547

	2021	2022
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	35,685	12,138
Time deposit	3,000	—
Cash on hand	604	23
Total	39,289	12,161

Schedule of cash and cash equivalents for consolidated statement

	2021	2022
	RMB’000	RMB’000
Cash and cash equivalents	39,289	12,161

Schedule of cash and cash equivalents denominated in currencies

	2021	2022
	RMB’000	RMB’000
RMB	31,021	10,857
US dollars	7,125	96
Hong Kong dollars	6	5
Singapore dollars	1,137	2,750
	39,289	13,708